Warrants activity (Details) (Imported)	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2021 $ / shares
Number of warrants
Balance - Beginning of year (in shares) | shares	4,521,605	4,212,026
Issued (in shares) | shares	11,792,602	3,762,796
Expired (in shares) | shares	(186,746)	(3,388,026)
Exercised (in shares) | shares	(3,675,283)	(65,191)
Balance - End of year (in shares) | shares	12,452,178	4,521,605
Amount
Balance - Beginning of year | $	$ 4,460,728	$ 1,731,250
Issued | $	3,707,789	3,980,498
Expired | $	(75,886)	(1,234,749)
Exercised | $	(3,999,272)	(95,263)
Earned | $	83,421	78,992
Balance - End of year | $	$ 4,176,780	$ 4,460,728
Exercise price (in dollar per share) | (per share)	$ 4.69		$ 3.75
Caro Development Agreement
Number of warrants
Earned (in shares) | shares	20,856	19,748
Balance - End of year (in shares) | shares	824,000
Amount
Earned | $	$ 83,421	$ 78,992
Exercise price (in dollar per share) | $ / shares	$ 4